ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

Accounts payable consist of the following:

	December 31, 2011	December 31, 2012
Advertising agency business (1)	59,930	37,857
Media investment management business	3,211	998

	63,141	38,855

(1)	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.